Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Disclosure of net employee benefit liability
The following table summarises our non-current employee benefit liabilities as at the dates presented:

	Year ended 31 December
	2022			2021
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Retirement benefit obligation	—	77	77	—	103	103
Other employee benefit liabilities	—	31	31	—	35	35
Total non-current employee benefit liabilities	—	108	108	—	138	138

Disclosure of expense recognized in consolidated income statement
The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	Year ended 31 December
	2022			2021			2020
	GB	Rest of world	Total	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Service cost	—	18	18	10	16	26	37	15	52
Past service (credit)/cost(A)	—	(2)	(2)	(29)	6	(23)	—	—	—
Net interest (income)/cost	(2)	1	(1)	1	1	2	1	1	2
Administrative expenses	—	1	1	1	1	2	2	—	2
Total cost	(2)	18	16	(17)	24	7	40	16	56
(A)Predominantly comprised of the impact of a plan amendment arising from legislative changes in respect of the minimum retirement age in Indonesia.

Disclosure of changes in other comprehensive income
The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	Year ended 31 December
	2022			2021			2020
	GB	Rest of world	Total	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Actuarial (gain)/loss on defined benefit obligation arising during the period	(712)	(125)	(837)	(60)	(6)	(66)	159	1	160
Return on plan assets less/(greater) than discount rate	808	74	882	(177)	(58)	(235)	(72)	(17)	(89)
Net charge to other comprehensive income	96	(51)	45	(237)	(64)	(301)	87	(16)	71

Disclosure of net defined benefit obligation
The following table summarises the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	Year ended 31 December
	2022			2021
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	1,739	674	2,413	1,733	607	2,340
Service cost	—	18	18	10	16	26
Past service (credit)/cost	—	(2)	(2)	(29)	6	(23)
Interest costs on defined benefit obligation	32	7	39	31	5	36
Plan participants contribution	—	28	28	—	59	59
Actuarial loss/(gain) – experience	26	7	33	1	1	2
Actuarial loss/(gain) – demographic assumptions	2	—	2	(1)	(1)	(2)
Actuarial (gain)/loss – financial assumptions	(740)	(132)	(872)	(60)	(6)	(66)
Benefit payments	(57)	(72)	(129)	(69)	(81)	(150)
Administrative expenses	—	1	1	1	1	2
Acquisition of CCL	—	—	—	—	66	66
Currency translation adjustments	(65)	—	(65)	122	1	123
Benefit obligation at end of plan year	937	529	1,466	1,739	674	2,413
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	1,840	664	2,504	1,568	564	2,132
Interest income on plan assets	34	6	40	30	4	34
Return on plan assets (less)/greater than discount rate	(808)	(74)	(882)	177	58	235
Plan participants contributions	—	28	28	—	59	59
Employer contributions	11	21	32	19	20	39
Benefit payments	(57)	(72)	(129)	(69)	(81)	(150)
Acquisition of CCL	—	—	—	—	40	40
Currency translation adjustment	(68)	(1)	(69)	115	—	115
Fair value of plan assets at end of plan year	952	572	1,524	1,840	664	2,504

Disclosure of defined benefit plans
The following table summarises the retirement benefit status of pension plans as at the dates presented:

	Year ended 31 December
	2022			2021
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Net benefit status:
Present value of obligation	(937)	(529)	(1,466)	(1,739)	(674)	(2,413)
Fair value of assets	952	572	1,524	1,840	664	2,504
Net benefit status:	15	43	58	101	(10)	91
Retirement benefit surplus (Note 25)	15	120	135	101	93	194
Retirement benefit obligation	—	(77)	(77)	—	(103)	(103)
The following tables summarise the weighted average actuarial assumptions used to determine the benefit obligations of pension plans as at the dates presented:

	Year ended 31 December
	2022			2021
	GB	Rest of world	Average	GB	Rest of world	Average
Financial assumptions	%	%	%	%	%	%
Discount rate	4.8	4.0	4.5	1.9	1.4	1.8
Rate of compensation increase	N/A	3.6	3.6	N/A	3.2	3.2
Rate of price inflation	3.3	2.4	3.0	3.4	2.1	3.1

	Year ended 31 December
	2022			2021
Demographic assumptions (weighted average)(A)	GB	Rest of world	Average	GB	Rest of world	Average
Retiring at the end of the reporting period
Male	21.9	19.8	21.3	21.9	24.3	22.4
Female	24.4	23.1	24.0	24.4	27.7	25.0
Retiring 15 years after the end of the reporting period
Male	22.8	20.0	22.1	22.8	25.4	23.3
Female	25.5	23.5	24.9	25.5	28.5	26.1
(A)These assumptions translate into an average life expectancy in years, post-retirement, for an employee retiring at age 65.

Disclosure of sensitivity analysis for actuarial assumptions
The following tables summarise the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

		Year ended 31 December 2022
	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption			Decrease in assumption
Principal assumptions		GB	Rest of world	Average	GB	Rest of world	Average
Discount rate	0.5%	(7.9)	(4.0)	(6.5)	8.6	4.4	7.1
Rate of compensation increase(A)	0.5%	N/A	1.6	0.6	N/A	(1.4)	(0.5)
Rate of price inflation	0.5%	3.9	3.1	3.6	(3.8)	(2.9)	(3.4)
Mortality rates	1 year	3.0	1.7	2.5	(2.8)	(1.7)	(2.4)

		Year ended 31 December 2021
	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption			Decrease in assumption
Principal assumptions		GB	Rest of world	Average	GB	Rest of world	Average
Discount rate	0.5%	(9.9)	(4.8)	(8.5)	11.4	5.3	9.7
Rate of compensation increase(A)	0.5%	N/A	1.7	0.5	N/A	(1.5)	(0.4)
Rate of price inflation	0.5%	7.8	3.8	6.7	(6.8)	(3.5)	(5.9)
Mortality rates	1 year	4.0	2.1	3.5	(4.0)	(2.1)	(3.4)
(A)The compensation increase assumption is no longer applicable to the valuation of the defined benefit obligation associated with the GB Scheme in light of the plan closure effective 31 March 2021.

Disclosure of fair value of plan assets
The following table summarises pension plan assets measured at fair value as at the dates presented:

	Year ended 31 December 2022					Year ended 31 December 2021
	Total	Investments quoted in active markets		Unquoted investments		Total	Investments quoted in active markets		Unquoted investments
		GB	Rest of world	GB	Rest of world		GB	Rest of world	GB	Rest of world
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Equity securities(A)	185	—	185	—	—	221	—	221	—	—
Fixed income securities:(B)
Corporate bonds and notes	56	—	56	—	—	54	—	54	—	—
Government bonds (C)	692	1,131	28	(467)	—	1,506	1,476	30	—	—
Cash and other short-term investments(D)	28	23	5	—	—	6	1	5	—	—
Other investments:
Real estate funds(E)	274	43	15	216	—	346	—	39	306	1
Insurance contracts(F)	207	—	—	—	207	240	—	—	—	240
Investment funds(G)	76	—	5	—	71	73	—	—	—	73
Derivatives(H)	6	5	—	1	—	58	—	—	57	1
Total	1,524	1,202	294	(250)	278	2,504	1,477	349	363	315
(A)Equity securities are comprised of ordinary shares and investments in equity funds. Investments in ordinary shares are valued using quoted market prices multiplied by the number of shares owned. Investments in equity funds are valued at the net asset value per share, which is calculated predominantly based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
(B)The fair values of the fixed income securities are determined based on quoted market prices in active markets. Bonds are held mainly in the currency of the geography of the plan.
(C)The unquoted amounts within this category relate to repurchase agreements (where the Scheme has sold government bonds with the agreement to repurchase at a fixed date and price). The commitment to repurchase the government bonds reduces the pension assets and are valued at the fair value based on the fixed repurchase price. The assets sold are reported at their fair value reflecting that the Scheme retains the risks and rewards of ownership of those assets. The asset portfolio of the GB Scheme was refined during 2022 by entering into repurchase agreement of government bonds in order to better match the Scheme liability and to offset the exposure to interests and inflation rates, whilst remaining invested in the assets of similar risk profile.
(D)Cash and other short-term investments are valued at €1.00/unit, which approximates fair value. Amounts are generally invested in cash or interest bearing accounts.
(E)The valuation of unquoted real estate funds is based on net assets value per share multiplied by the number of shares owned. For quoted real estate funds, the calculation is based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
(F)Insurance contracts exactly match the amount and timing of certain benefits, therefore the fair value of these insurance policies is deemed to be the present value of the related obligations.
(G)Primarily includes investments in equity securities, fixed income securities and combinations of both. Fair values are sourced from broker quotes.
(H)Derivatives are comprised of futures and return swaps the fair values of which are not based on quoted market prices in active markets.